Document and Entity Information	12 Months Ended
Dec. 31, 2019 shares
Document Information
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2019
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Entity Registrant Name	Phoenix New Media Ltd
Entity Central Index Key	0001509646
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Interactive Data Current	Yes
Current Fiscal Year End Date	--12-31
Entity Filer Category	Accelerated Filer
Entity Well-known Seasoned Issuer	No
Entity Shell Company	false
Entity Emerging Growth Company	false
Entity File Number	001-35158
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Sinolight Plaza
Entity Address, Address Line Two	Floor 16
Entity Address, Address Line Three	No. 4 Qiyang Road
Entity Address, City or Town	Wangjing, Chaoyang District, Beijing
Entity Address, Country	CN
Entity Address, Postal Zip Code	100102
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Registration Statement	false
Document Accounting Standard	U.S. GAAP
Business Contact
Document Information
Contact Personnel Name	Mr. Edward Lu
Entity Address, Address Line One	Sinolight Plaza
Entity Address, Address Line Two	Floor 16
Entity Address, Address Line Three	No. 4 Qiyang Road
Entity Address, City or Town	Wangjing, Chaoyang District, Beijing
Entity Address, Country	CN
Entity Address, Postal Zip Code	100102
City Area Code	86 10
Local Phone Number	6067-6869
Class A ordinary shares
Document Information
Entity Common Stock, Shares Outstanding	264,998,965
Class B ordinary shares
Document Information
Entity Common Stock, Shares Outstanding	317,325,360
American Depositary Shares, each representing eight Class A ordinary shares
Document Information
Title of 12(b) Security	American Depositary Shares, each representing eight Class A ordinary shares
Trading Symbol	FENG
Security Exchange Name	NYSE
Class A ordinary shares, par value $0.01 per share
Document Information
Title of 12(b) Security	Class A ordinary shares, par value $0.01 per share
No Trading Symbol Flag	true
Security Exchange Name	NYSE